Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations
Discontinued Operations
On February 1, 2018, the Company completed the sale of its customer contracts relating to our MDSS post-warranty service business to Philips pursuant to an Asset Purchase Agreement, dated as of December 22, 2017, for $8.0 million. The total cash proceeds were adjusted for deferred revenue liabilities assigned to Philips at the closing date, as well as $0.5 million of proceeds held in escrow, subject to claims for breaches of general representation and warranties, which was recorded in other current assets at the date of sale. All claims were settled as of December 31, 2018.
Prior to the contemplation of the transaction entered into above, on September 28, 2017, we received notification from Philips that our distribution agreement to sell Philips imaging systems on a commission basis would be terminated, effective December 31, 2017. As a result, our product sales activities within our MDSS reportable segment were also discontinued effective in the first quarter of 2018.
The Company deemed the disposition of our MDSS reportable segment in the first quarter of 2018 to represent a strategic shift that will have a major effect on our operations and financial results, in accordance with the provisions of FASB authoritative guidance on the presentation of financial statements, we have classified the results of our MDSS segment as discontinued operations in our condensed consolidated statement of operations for all periods presented.
The Company has allocated a portion of interest expense to discontinued operations since the proceeds received from the sale were required to be used to pay down outstanding borrowings under our previous revolving credit facility with Comerica Bank, a Texas banking association (“Comerica Bank”) under that certain Revolving Credit Agreement, dated June 21, 2017, by and between the Company and Comerica Bank (the “Comerica Credit Agreement”). The allocation was based on the ratio of proceeds received in the sale to total borrowings for the period. In addition, certain general and administrative costs related to corporate and shared service functions previously allocated to the MDSS reportable segment are not included in discontinued operations.
The following table presents financial results of the MDSS business (in thousands):

	Three Months Ended March 31,
	2019	2018
Total revenues	$—	$624
Total cost of revenues	—	516
Gross profit	—	108
Operating expenses:
Marketing and sales	—	85
General and administrative	—	172
Amortization of intangible assets	—	13
Gain on sale of discontinued operations	—	(6,261)
Total operating expenses	—	(5,991)
Income from discontinued operations	—	6,099
Interest expense	—	(26)
Income from discontinuing operations before income taxes	—	6,073
Income tax expense	—	(579)
Income from discontinuing operations	$—	$5,494
The following table presents supplemental cash flow information of discontinued operations (in thousands):

	Three Months Ended March 31,
	2019	2018
Operating activities:
Depreciation	$—	$2
Amortization of intangible assets	$—	$13
Gain on sale of discontinued operations	$—	$(6,261)
Stock-based compensation	$—	$(1)
Investing activities:
Proceeds from the sale of discontinued operations	$—	$6,844

On February 1, 2018, the Company completed the sale of its customer contracts relating to our MDSS post-warranty service business to Philips pursuant to an Asset Purchase Agreement, dated as of December 22, 2017 for $8.0 million. The total cash proceeds were adjusted for deferred revenue liabilities assigned to Philips at the closing date, as well as $0.5 million of proceeds held in escrow, subject to claims for breaches of general representation and warranties, which was recorded in other current assets at the date of sale. All claims have been settled as of December 31, 2018.
Prior to the contemplation of the transaction entered into above, on September 28, 2017, we received notification from Philips that our distribution agreement to sell Philips imaging systems on a commission basis would be terminated, effective December 31, 2017. As a result, our product sales activities within our MDSS reportable segment were also discontinued effective in the first quarter of 2018.
The Company deemed the disposition of our MDSS reportable segment in the first quarter of 2018 to represent a strategic shift that will have a major effect on our operations and financial results, in accordance with the provisions of FASB authoritative guidance on the presentation of financial statements, we have classified the results of our MDSS segment as discontinued operations in our consolidated statement of operations for all periods presented. Therefore, the related assets and liabilities associated with the discontinued operations as of December 31, 2017 were reclassified as held for sale in our consolidated balance sheet.
The Company has allocated a portion of interest expense to discontinued operations since the proceeds received from the sale were required to be used to pay down outstanding borrowings under our revolving credit facility with Comerica Bank, a Texas banking association (“Comerica”). The allocation was based on the ratio of proceeds received in the sale to total borrowings for the period. In addition, certain general and administrative costs related to corporate and shared service functions previously allocated to the MDSS reportable segment are not included in discontinued operations.
The following table summarizes the MDSS results for each period (in thousands):

	Year ended December 31,
	2018	2017
Total revenues	$789	$13,707
Total cost of revenues	555	6,501
Gross profit	234	7,206

Operating expenses:
Marketing and sales	85	2,905
General and administrative	163	774
Amortization of intangible assets	13	1,667
Gain on sale of discontinued operations	(6,161)	—
Goodwill impairment	—	2,580
Total operating expenses	(5,900)	7,926

Income (loss) from operations	6,134	(720)
Interest expense, net	(26)	(338)
Income (loss) from discontinued operations before income taxes	6,108	(1,058)
Income tax (expense) benefit	(1,533)	364
Net income (loss) from discontinued operations	$4,575	$(694)
The following table summarizes the major classes of assets and liabilities of discontinued operations that were included in the Company’s balance sheet (in thousands):

	December 31,
	2018	2017
Carrying amounts of assets included as part of discontinued operations
Intangible assets, net	$—	$637
Goodwill	—	1,098
Total assets classified as held for sale as part of discontinued operations	$—	$1,735

Carrying amounts of liabilities included as part of discontinued operations
Deferred revenue	$—	$835
Total liabilities classified as held for sale in the consolidated balance sheet	$—	$835
The following table presents supplemental cash flow information of discontinued operations (in thousands):

	December 31,
	2018	2017
Operating activities
Depreciation	$2	$34
Amortization of intangible assets	$13	$1,667
Gain on sale of discontinued operations	$(6,161)	$—
Share-based compensation	$—	$18

Investing activities
Proceeds from sale of discontinued operations	$6,844	$—